Schedule of Investments (unaudited) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 7.5%

Asset-Backed Securities — 7.5%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, 4.43%, 10/21/28(a)(b)	USD	500	$495,407
Allegro CLO VI Ltd., Series 2017-2A(a)(b):
Class B, 3.80%, 01/17/31		360	352,107
Class C, 4.10%, 01/17/31		2,400	2,327,483
Class D, 5.05%, 01/17/31		1,300	1,238,710
ALM VI Ltd., Series 2012-6A, Class BR3, 4.05%, 07/15/26(a)(c)		1,500	1,481,605
ALM VII R Ltd., Series 2013-7R2A(a)(b):
Class A2R2, 3.95%, 10/15/27		750	745,294
Class BR2, 4.50%, 10/15/27		400	395,922
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(a)(b):
Class BR2, 4.20%, 07/15/27		1,000	985,313
Class CR2, 5.00%, 07/15/27		1,000	990,804
AMMC CLO Ltd., Series 2018-22A, Class D, 4.98%, 04/25/31(a)(b)		1,000	951,430
AMMC CLO XII Ltd., Series 2013-12A, Class CR, 4.45%, 11/10/30(a)(b)		1,500	1,443,469
Anchorage Capital CLO Ltd.(a):
Series 2013-1A, Class BR, 4.45%, 10/13/30(b)		1,000	989,286
Series 2014-3RA, Class C, 4.11%, 01/28/31(c)		1,000	963,527
Series 2014-3RA, Class D, 4.86%, 01/28/31(b)		1,000	944,534
Series 2015-7A, Class CR, 4.00%, 10/15/27(b)		1,750	1,729,998
Apidos CLO XV, Series 2013-15A(a)(b):
Class CRR, 4.13%, 04/20/31		1,000	967,301
Class DRR, 4.98%, 04/20/31		1,000	950,835
Apidos CLO XX, Series 2015-20A, Class BRR, 4.27%, 07/16/31(a)(b)		1,000	971,773
Ares CLO Ltd., Series 2015-4A(a)(b):
Class A3R, 3.80%, 10/15/30		1,000	982,301
Class BR, 4.10%, 10/15/30		1,750	1,692,154
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 5.28%, 07/22/30(a)(b)		1,000	970,668
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class D, 5.00%, 04/15/30		1,500	1,428,716
Series 2018-48A, Class C, 4.08%, 07/20/30		500	482,769
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, 5.30%, 07/15/30(a)(b)		1,000	970,139
Atlas Senior Loan Fund VII Ltd., Series 2016-7A(a)(b):
Class A1R, 3.80%, 11/27/31		2,000	1,992,218
Class B1R, 4.32%, 11/27/31		550	544,775

Security	Par (000)		Value

Asset-Backed Securities (continued)
Atlas Senior Loan Fund X Ltd., Series 2018-10A(a)(b):
Class B, 3.80%, 01/15/31	USD	500	$488,618
Class C, 4.15%, 01/15/31		1,000	961,592
Class D, 5.05%, 01/15/31		1,700	1,582,746
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, 3.46%, 10/24/31(a)(b)		400	396,821
Atrium XV, Series 15A, Class C, 4.46%, 01/23/31(a)(b)		250	245,638
Benefit Street Partners CLO XII Ltd., Series 2017-12A(a):
Class B, 4.30%, 10/15/30		1,000	971,315
Class C, 5.35%, 10/15/30		2,000	1,959,273
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.87%, 11/23/25(a)(c)		1,000	1,000,162
Carlyle Global Market Strategies CLO Ltd.(a):
Series 2013-4A, Class DRR, 4.95%, 01/15/31(b)		1,000	955,013
Series 2014-5A, Class A1RR, 3.44%, 07/15/31(b)		2,300	2,291,897
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.00%), 6.28%, 10/20/29(c)		1,000	999,277
Carlyle US CLO Ltd.(a):
Series 2016-4A, Class BR, 4.38%, 10/20/27(b)		250	248,229
Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 5.98%, 07/20/31(c)		500	497,252
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, 3.88%, 10/20/28(a)(b)		250	246,589
Cent CLO Ltd., Series C17A(a)(b):
Class BR, 4.12%, 04/30/31		1,000	966,676
Class CR, 5.07%, 04/30/31		1,000	958,306
CIFC Funding Ltd.(a):
4.95%, 04/18/31		1,200	1,140,483
Series 2013-2A, Class A3LR, 4.25%, 10/18/30(b)		1,000	975,484
Series 2013-2A, Class B1LR, 5.35%, 10/18/30(b)		1,000	964,629
Series 2014-4RA, Class A2, 3.95%, 10/17/30(b)		600	594,740
Series 2014-4RA, Class B, 4.50%, 10/17/30(b)		400	396,470
Series 2014-4RA, Class C, 5.50%, 10/17/30(b)		400	393,373
Series 2018-1A, Class C, 4.05%, 04/18/31		1,000	957,056

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-7A, Class C, 4.20%, 07/15/30(a)(b)	USD	1,500	$1,452,406
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, 4.88%, 04/20/31(a)(b)		1,000	947,221
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 5.02%, 04/15/31(a)		1,000	940,625
Highbridge Loan Management Ltd.(a):
Series 12A-18, Class B, 4.15%, 07/18/31(b)		1,250	1,208,899
Series 4A-2014, Class A2R, 3.76%, 01/28/30(b)		650	641,478
Series 4A-2014, Class BR, 4.11%, 01/28/30(c)		750	724,266
Series 6A-2015, Class BR, 4.32%, 02/05/31(b)		1,500	1,434,394
Series 7A-2015, Class CR, 4.22%, 03/15/27(b)		2,000	1,972,058
Series 7A-2015, Class DR, 4.92%, 03/15/27(b)		1,000	971,598
Series 8A-2016, Class DR, 5.18%, 07/20/30(b)		500	479,875
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.88%, 10/20/26(a)(c)		1,000	969,521
Long Point Park CLO Ltd., Series 2017-1A, Class B, 4.00%, 01/17/30(a)(b)		1,000	960,407
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, 4.20%, 04/19/30(a)(b)		1,000	980,152
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.46%, 01/27/26(a)(c)		2,000	2,002,633
Madison Park Funding XXVII Ltd., Series 2018-27A(a)(b):
Class B, 4.08%, 04/20/30		1,000	964,474
Class C, 4.88%, 04/20/30		1,000	947,605
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, 4.80%, 04/15/29(a)(b)		1,000	966,830
Marble Point CLO XI Ltd., Series 2017-2A, Class B, 3.80%, 12/18/30(a)(b)		1,000	976,434
MP CLO III Ltd., Series 2013-1A, Class CR, 4.28%, 10/20/30(a)(b)		1,000	975,606
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class CR, 4.35%, 10/15/29(a)(b)		1,000	974,197
Neuberger Berman CLO XXI Ltd., Series 2016-21A(a)(b):
Class CR, 3.88%, 04/20/27		1,000	965,858
Class DR, 4.68%, 04/20/27		1,000	973,587

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd., Series 2016-22A(a)(b):
Class BR, 3.95%, 10/17/30	USD	400	$395,931
Class CR, 4.50%, 10/17/30		1,000	985,089
Neuberger Berman Loan Advisers CLO Ltd.(a)(b):
Series 2017-26A, Class A, 3.47%, 10/18/30		2,000	1,996,553
Series 2017-26A, Class B, 3.80%, 10/18/30		1,000	986,380
Series 2017-26A, Class C, 4.05%, 10/18/30		1,500	1,436,023
Series 2018-27A, Class D, 4.90%, 01/15/30		1,000	947,782
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class C, 4.48%, 12/12/30(a)(b)		300	292,416
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, 5.16%, 07/23/30(a)(b)		600	576,493
OCP CLO Ltd.(a):
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 4.72%, 10/26/30(c)		1,500	1,487,159
Series 2017-14A, Class B, 4.47%, 11/20/30(b)		1,000	974,146
Octagon Investment Partners Ltd.(a)(b):
Series 2016-1A, Class DR, 5.15%, 07/15/30		500	478,379
Series 2017-1A, Class B1, 3.68%, 01/20/30		1,000	977,077
Series 2017-1A, Class C, 5.03%, 01/20/31		1,000	956,393
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, 3.47%, 07/15/29(a)		1,000	999,140
Octagon Investment Partners XVII Ltd., Series 2013-1A(a)(b):
Class BR2, 3.68%, 01/25/31		1,000	977,304
Class CR2, 3.98%, 01/25/31		1,000	955,738
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 4.18%, 01/22/30(a)(b)		900	870,503
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, 4.08%, 01/21/30(a)(b)		1,250	1,202,608
OZLM Funding IV Ltd., Series 2013-4A, Class BR, 4.48%, 10/22/30(a)(b)		1,000	968,884
OZLM VI Ltd., Series 2014-6A, Class CS, 5.43%, 04/17/31(a)(b)		500	476,911
OZLM XIX Ltd., Series 2017-19A, Class C, 5.40%, 11/22/30(a)(b)		1,000	965,354

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
OZLM XXI Ltd., Series 2017-21A, Class B, 4.18%, 01/20/31(a)(b)	USD	1,800	$1,743,639
Palmer Square CLO Ltd.(a):
Series 2013-2A, Class A2RR, 4.05%, 10/17/31(b)		650	644,128
Series 2013-2A, Class BRR, 4.50%, 10/17/31(b)		750	733,683
Series 2013-2A, Class CRR, 5.50%, 10/17/31(b)		250	244,571
Series 2018-1A, Class A2, 3.75%, 04/18/31		1,500	1,462,633
Park Avenue Institutional Advisers CLO Ltd., Series 2019-1A, Class C, 6.41%, 05/15/32(a)(b)		1,500	1,490,576
Recette CLO Ltd., Series 2015-1A(a)(b):
Class CR, 3.98%, 10/20/27		1,500	1,487,934
Class DR, 5.03%, 10/20/27		1,000	991,972
Regatta VII Funding Ltd., Series 2016-1A, Class DR, 5.14%, 12/20/28(a)(b)		500	484,406
Rockford Tower CLO Ltd., Series 2017-3A(a)(b):
Class A, 3.47%, 10/20/30		2,000	1,996,693
Class D, 4.93%, 10/20/30		1,000	968,333
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 3.45%, 10/26/31(a)(b)		1,400	1,388,974
Stewart Park CLO Ltd., Series 2015-1A, Class DR, 4.90%, 01/15/30(a)(b)		1,500	1,412,604
Tiaa CLO III Ltd., Series 2017-2A, Class A, 3.47%, 01/16/31(a)(b)		2,500	2,476,344
Voya CLO Ltd., Series 2018-1A, Class C, 4.90%, 04/19/31(a)(b)		1,000	942,735
York CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, 3.40%, 10/22/29		2,000	1,985,757
Series 2015-1A, Class CR, 4.13%, 01/22/31		1,500	1,453,031
Series 2015-1A, Class DR, 4.88%, 01/22/31		1,800	1,702,344

Total Asset-Backed Securities — 7.5% (Cost — $118,198,311)			115,126,921

Corporate Bonds — 105.6%

Aerospace & Defense — 2.2%
Arconic, Inc.:
5.40%, 04/15/21		46	47,670
5.13%, 10/01/24		2,411	2,570,825
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		672	703,920

Security	Par (000)		Value

Aerospace & Defense (continued)
Bombardier, Inc.(a):
8.75%, 12/01/21	USD	1,601	$1,745,090
5.75%, 03/15/22		280	285,950
6.00%, 10/15/22		5	4,994
6.13%, 01/15/23		52	52,780
7.50%, 12/01/24		1,190	1,226,831
7.50%, 03/15/25		1,875	1,906,641
7.88%, 04/15/27		3,581	3,625,762
TransDigm UK Holdings PLC, 6.88%, 05/15/26		399	406,980
TransDigm, Inc.:
6.00%, 07/15/22		1,904	1,923,611
6.50%, 05/15/25		291	299,730
6.25%, 03/15/26(a)(d)		15,004	15,735,445
United Technologies Corp., 4.63%, 11/16/48		2,805	3,321,843

			33,858,072

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)		43	45,836

Airlines — 0.9%
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		692	696,325
5.18%, 08/15/23(e)		2,675	2,722,410
5.18%, 10/15/23(e)		2,581	2,625,925
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 07/02/24		2,391	2,545,679
Turkish Airlines Pass-Through Trust, Series 2015-1 Class A, 4.20%, 09/15/28(a)		2,313	2,150,945
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23(d)		2,665	2,740,125

			13,481,409

Auto Components — 0.6%
Allison Transmission, Inc.(a):
5.00%, 10/01/24		68	69,085
5.88%, 06/01/29		803	853,187
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		535	533,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.38%, 12/15/25		388	405,460
6.25%, 05/15/26(a)		765	789,863
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26		3,373	3,490,043
8.50%, 05/15/27		2,718	2,762,167

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Auto Components (continued)
Tesla, Inc., 5.30%, 08/15/25(a)	USD	384	$337,440

			9,240,988

Automobiles — 0.7%
Ford Motor Co., 7.45%, 07/16/31(d)		3,660	4,327,997
General Motors Co.:
4.88%, 10/02/23		1,875	1,996,246
6.25%, 10/02/43		940	1,018,123
5.95%, 04/01/49		3,455	3,691,792

			11,034,158

Banks — 5.8%
Barclays PLC:
4.84%, 05/09/28		4,000	4,068,865
4.97%, 05/16/29(b)(d)		3,220	3,420,614
CIT Group, Inc.:
5.00%, 08/01/23		370	396,362
5.25%, 03/07/25		925	1,014,031
Cooperatieve Rabobank UA, 3.95%, 11/09/22(d)		3,775	3,913,898
Credit Suisse Group AG, 6.50%, 08/08/23(a)(d)		6,000	6,629,832
Discover Bank/Greenwood, 8.70%, 11/18/19		748	760,855
Fifth Third Bancorp(3 mo. LIBOR US + 3.03%), 5.10%(f)(g)		5,000	4,954,800
HSBC Finance Corp., 6.68%, 01/15/21(d)		5,150	5,418,692
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		9,840	10,141,966
Lloyds Banking Group PLC(d):
4.45%, 05/08/25		3,665	3,879,615
4.65%, 03/24/26		8,650	8,992,613
RBC USA Holdco Corp., 5.25%, 09/15/20		2,900	2,993,641
Santander Holdings USA, Inc., 4.40%, 07/13/27		830	877,851
SunTrust Banks, Inc.(3 mo. LIBOR US + 3.10%), 5.05%(f)(g)		5,270	5,296,350
Wells Fargo & Co.(d):
4.13%, 08/15/23		4,000	4,215,930
4.10%, 06/03/26		15,000	15,883,072
5.61%, 01/15/44		4,119	5,210,928

			88,069,915

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(d)		6,170	7,006,542
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	6,207,018

Security	Par (000)		Value

Beverages (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/26(a)(h)	USD	605	$605,756
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28		3,215	3,524,047
Trivium Packaging Finance BV(a)(h):
5.50%, 08/15/26		2,528	2,607,000
8.50%, 08/15/27		1,755	1,852,034

			21,802,397

Biotechnology — 1.0%
Amgen, Inc., 4.66%, 06/15/51(d)		6,709	7,411,616
Baxalta, Inc., 5.25%, 06/23/45(d)		6,000	7,415,008

			14,826,624

Building Materials — 0.2%
Allied Universal HoldCo LLC, 6.63%, 07/15/26(a)		2,239	2,339,755

Building Products — 0.3%
Masonite International Corp.(a):
5.63%, 03/15/23		488	501,176
5.75%, 09/15/26		282	293,985
5.38%, 02/01/28		379	388,775
Standard Industries, Inc.(a):
5.50%, 02/15/23		335	342,956
5.38%, 11/15/24		410	420,246
6.00%, 10/15/25		1,965	2,065,706

			4,012,844

Cable Television Services — 0.1%
ViaSat, Inc., 5.63%, 04/15/27(a)		1,250	1,310,547

Capital Markets — 2.0%
Goldman Sachs Group, Inc.:
5.25%, 07/27/21		1,175	1,236,982
5.75%, 01/24/22(d)		5,500	5,923,073
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24(a)		253	266,915
Morgan Stanley(d):
5.63%, 09/23/19		6,770	6,799,428
5.00%, 11/24/25		15,000	16,576,564

			30,802,962

Chemicals — 2.0%
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		715	736,450
Chemours Co., 6.63%, 05/15/23		569	571,492
Dow Chemical Co., 5.55%, 11/30/48(a)		4,820	5,706,477
DuPont de Nemours, Inc., 5.42%, 11/15/48		7,500	9,077,131
Element Solutions, Inc., 5.88%, 12/01/25(a)		2,862	2,912,085

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)	USD	448	$459,200
LYB Finance Co. BV, 8.10%, 03/15/27(a)(d)		6,000	7,615,815
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		240	247,248
PQ Corp., 6.75%, 11/15/22(a)		935	966,556
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		1,660	1,792,800

			30,085,254

Commercial Services & Supplies — 3.0%
ADT Security Corp.:
3.50%, 07/15/22		32	31,800
4.13%, 06/15/23		251	252,255
4.88%, 07/15/32(a)		938	816,060
Aviation Capital Group LLC(a):
6.75%, 04/06/21		7,850	8,369,991
7.13%, 10/15/20(d)		31,000	32,616,141
Core & Main LP, 6.13%, 08/15/25(a)		969	998,070
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		446	459,380
Stericycle, Inc., 5.38%, 07/15/24(a)		398	415,647
United Rentals North America, Inc.:
4.63%, 10/15/25		1,034	1,049,510
4.88%, 01/15/28		877	894,443

			45,903,297

Communications Equipment — 0.4%
CommScope, Inc.(a):
5.50%, 03/01/24		2,175	2,202,187
6.00%, 03/01/26		1,107	1,119,122
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		750	768,863
5.75%, 01/15/27(a)		1,479	1,501,185

			5,591,357

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		494	432,250
SRS Distribution, Inc., 8.25%, 07/01/26(a)		298	295,765

			728,015

Construction Materials — 0.4%
American Builders & Contractors Supply Co., Inc.(a):
5.75%, 12/15/23		371	383,985
5.88%, 05/15/26		101	107,186
HD Supply, Inc., 5.38%, 10/15/26(a)		4,350	4,582,507

Security	Par (000)		Value

Construction Materials (continued)
Williams Scotsman International, Inc., 6.88%, 08/15/23(a)	USD	951	$996,173

			6,069,851

Consumer Discretionary — 0.3%
Dun & Bradstreet Corp., 6.88%, 08/15/26(a)		1,759	1,875,006
Viking Cruises Ltd., 5.88%, 09/15/27(a)		2,159	2,234,565

			4,109,571

Consumer Finance — 1.8%
Ally Financial, Inc.:
5.13%, 09/30/24		590	646,050
8.00%, 11/01/31		4,475	5,980,837
Capital One Bank USA NA, 3.38%, 02/15/23(d)		2,000	2,042,618
Discover Financial Services, 3.85%, 11/21/22		3,252	3,376,221
Navient Corp.:
6.63%, 07/26/21		461	489,038
6.50%, 06/15/22		98	104,341
5.50%, 01/25/23		165	170,725
7.25%, 09/25/23		996	1,086,885
6.13%, 03/25/24		59	62,030
6.75%, 06/15/26		192	199,920
Refinitiv US Holdings, Inc.(a):
6.25%, 05/15/26		4,535	4,875,125
8.25%, 11/15/26		1,389	1,536,928
Springleaf Finance Corp.:
7.13%, 03/15/26		1,231	1,382,567
6.63%, 01/15/28		506	547,745
Total System Services, Inc., 3.80%, 04/01/21		1,630	1,658,883
Verscend Escrow Corp., 9.75%, 08/15/26(a)		2,484	2,648,019

			26,807,932

Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a):
4.63%, 05/15/23		760	779,000
7.25%, 05/15/24		3,194	3,371,331
Berry Global, Inc., 4.88%, 07/15/26(a)		1,014	1,054,560
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		724	735,005
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(d)		947	973,516
Greif, Inc., 6.50%, 03/01/27(a)		207	215,798
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
6.88%, 02/15/21		36	36,477
5.13%, 07/15/23(a)		317	322,547
7.00%, 07/15/24(a)		1,455	1,505,925

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Containers & Packaging (continued)
Sealed Air Corp., 6.88%, 07/15/33(a)	USD	182	$202,020

			9,196,179

Diversified Consumer Services — 0.6%
APX Group, Inc., 8.75%, 12/01/20		493	468,350
Ascend Learning LLC, 6.88%, 08/01/25(a)		693	718,121
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
9.25%, 05/15/23		736	773,260
5.25%, 04/15/24		741	755,835
5.75%, 04/15/26(d)		849	885,083
Service Corp. International:
4.50%, 11/15/20		4,382	4,380,291
5.13%, 06/01/29		660	695,681
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		137	141,755

			8,818,376

Diversified Financial Services — 5.9%
Bank of America Corp.(d):
5.00%, 05/13/21		17,100	17,862,058
4.45%, 03/03/26		11,765	12,672,541
BNP Paribas SA, 4.38%, 03/01/33(a)(b)		4,000	4,149,142
Citigroup, Inc., 6.68%, 09/13/43(d)		4,125	5,834,965
Ford Motor Credit Co. LLC, 5.88%, 08/02/21(d)		9,420	9,905,191
General Motors Financial Co., Inc.:
4.38%, 09/25/21		2,260	2,330,920
4.25%, 05/15/23		1,681	1,744,768
4.35%, 01/17/27(d)		4,710	4,823,759
Jefferies Financial Group, Inc., 5.50%, 10/18/23		4,000	4,326,665
Macquarie Group Ltd., 4.15%, 03/27/24(a)(b)		4,000	4,183,920
PetSmart, Inc., 7.13%, 03/15/23(a)		331	308,657
Resparcs Funding LP I, 8.00%(g)(i)(j)		4,000	840,000
Royal Bank of Scotland Group PLC:
6.10%, 06/10/23		2,500	2,689,400
6.00%, 12/19/23(d)		10,080	10,876,854
5.13%, 05/28/24		5,250	5,495,378
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(a):
6.75%, 06/01/25		1,288	1,328,250
Series 144A, 6.75%, 06/01/25		562	579,562

			89,952,030

Security	Par (000)		Value

Diversified Telecommunication Services — 6.1%
AT&T, Inc.:
6.30%, 01/15/38(d)	USD	12,000	$14,858,303
5.15%, 03/15/42		250	277,908
4.65%, 06/01/44		28	28,553
4.35%, 06/15/45		367	369,133
4.85%, 07/15/45		97	103,229
CenturyLink, Inc.:
5.63%, 04/01/25(d)		1,354	1,371,602
Series P, 7.60%, 09/15/39		164	152,930
Series S, 6.45%, 06/15/21		1,176	1,233,389
Series U, 7.65%, 03/15/42		246	229,395
Series Y, 7.50%, 04/01/24(d)		945	1,034,482
Embarq Corp., 8.00%, 06/01/36		1,048	1,019,180
Frontier Communications Corp.:
10.50%, 09/15/22		551	344,375
11.00%, 09/15/25		3,846	2,235,487
8.50%, 04/01/26(a)		711	694,789
8.00%, 04/01/27(a)		2,970	3,103,650
Level 3 Financing, Inc.:
5.38%, 08/15/22		2,095	2,105,475
5.13%, 05/01/23		1,183	1,188,939
5.38%, 05/01/25		614	633,955
5.25%, 03/15/26		190	197,838
Telecom Italia Capital SA:
6.38%, 11/15/33		64	67,213
6.00%, 09/30/34		386	391,790
7.20%, 07/18/36		45	50,175
7.72%, 06/04/38		136	157,080
Telecom Italia SpA, 5.30%, 05/30/24(a)(d)		1,662	1,755,487
Telefonica Emisiones SAU, 5.21%, 03/08/47		6,000	6,784,785
Verizon Communications, Inc.(d):
5.15%, 09/15/23		8,775	9,732,474
6.40%, 09/15/33		9,475	12,220,957
6.55%, 09/15/43		13,225	18,722,594
5.01%, 04/15/49		10,578	12,524,194

			93,589,361

Electric Utilities — 4.7%
AES Corp.:
4.50%, 03/15/23		400	410,000
4.88%, 05/15/23		86	87,077
5.50%, 04/15/25		412	427,450
6.00%, 05/15/26		843	898,048
5.13%, 09/01/27		6	6,352

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
CMS Energy Corp., 5.05%, 03/15/22(d)	USD	9,900	$10,502,108
DPL, Inc., 7.25%, 10/15/21		46	49,277
Duke Energy Corp., 3.55%, 09/15/21(d)		3,650	3,731,714
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(f)		7,500	8,156,250
Evergy, Inc., 5.29%, 06/15/22(d)(k)		5,550	5,901,487
Midland Cogeneration Venture LP, 5.25%, 03/15/25(a)(d)		3,129	3,102,997
NextEra Energy Capital Holdings, Inc., 4.80%, 12/01/77(b)		5,000	4,928,845
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		1,215	1,231,706
4.25%, 09/15/24		290	292,900
4.50%, 09/15/27		474	476,233
Oncor Electric Delivery Co. LLC:
4.10%, 06/01/22(d)		4,150	4,340,522
5.30%, 06/01/42		2,750	3,512,850
Progress Energy, Inc., 7.00%, 10/30/31(d)		12,000	16,310,556
Puget Energy, Inc.:
6.00%, 09/01/21		275	292,853
5.63%, 07/15/22(d)		5,550	5,932,594
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		470	470,456
5.00%, 01/31/28		470	475,875

			71,538,150

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		306	310,498
5.50%, 12/01/24		2,653	2,862,853

			3,173,351

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)		231	243,127
Halliburton Co., 5.00%, 11/15/45(d)		6,615	7,246,929
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(a)		365	300,669
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		707	735,351
6.88%, 09/01/27(a)		815	847,527

			9,373,603

Entertainment — 0.3%
Netflix, Inc.:
5.88%, 11/15/28		1,682	1,845,995
5.38%, 11/15/29(a)		1,934	2,035,535

			3,881,530

Security	Par (000)		Value

Environmental, Maintenance, & Security Service — 0.1%
GFL Environmental, Inc.(a):
7.00%, 06/01/26	USD	82	$84,665
8.50%, 05/01/27		682	746,790
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		303	309,818

			1,141,273

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.:
5.90%, 11/01/21(d)		3,770	4,039,472
3.60%, 01/15/28		4,000	4,118,049
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		383	397,520
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		183	183,004
Host Hotels & Resorts LP, 3.75%, 10/15/23(d)		3,600	3,703,952
Iron Mountain, Inc., 4.88%, 09/15/27(a)		1,016	1,008,380
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		186	199,541
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		4,627	4,939,322
4.50%, 09/01/26		2,600	2,668,900
4.50%, 01/15/28		464	463,420
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/27		1,948	2,016,180
4.63%, 08/01/29		1,047	1,060,402
Starwood Property Trust, Inc., 5.00%, 12/15/21		627	647,378

			25,445,520

Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		425	443,063
5.75%, 03/15/25		307	313,140
General Mills, Inc., 4.20%, 04/17/28		620	675,026
Kraft Heinz Foods Co.:
7.13%, 08/01/39(a)		4,415	5,521,930
4.38%, 06/01/46		2,475	2,376,517
Post Holdings, Inc., 5.50%, 12/15/29(a)		565	571,356

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food & Staples Retailing (continued)
Walmart, Inc., 5.25%, 09/01/35(d)	USD	5,150	$6,621,705

			16,522,737

Food Products — 0.5%
Aramark Services, Inc., 5.00%, 02/01/28(a)		228	237,690
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		569	593,182
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		537	551,768
5.75%, 06/15/25		2,093	2,144,407
6.75%, 02/15/28		172	185,760
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29		2,222	2,385,872
5.50%, 01/15/30(h)		1,398	1,398,000
Post Holdings, Inc., 5.63%, 01/15/28(a)		428	440,305
Simmons Foods, Inc., 7.75%, 01/15/24(a)		395	424,625

			8,361,609

Health Care Equipment & Supplies — 0.7%
Avantor, Inc.(a):
6.00%, 10/01/24(d)		6,180	6,612,662
9.00%, 10/01/25		1,794	1,987,985
Hologic, Inc.(a):
4.38%, 10/15/25		209	209,886
4.63%, 02/01/28		226	231,650
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(a)(d)		272	204,599
Medtronic, Inc., 4.63%, 03/15/45(d)		647	803,569

			10,050,351

Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		191	191,000
Aetna, Inc., 3.88%, 08/15/47		3,500	3,224,611
Anthem, Inc., 4.55%, 03/01/48		5,000	5,359,998
Centene Corp.:
6.13%, 02/15/24		1,370	1,435,075
5.38%, 06/01/26(a)		4,324	4,567,225
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24		1,347	1,347,000
8.00%, 03/15/26		854	818,772
Encompass Health Corp., 5.75%, 11/01/24		584	590,582
Envision Healthcare Crop., 8.75%, 10/15/26(a)		613	424,502

Security	Par (000)		Value

Health Care Providers & Services (continued)
HCA, Inc.:
7.50%, 02/15/22	USD	2,214	$2,451,341
5.38%, 02/01/25		1,108	1,198,258
5.38%, 09/01/26(d)		665	719,862
5.63%, 09/01/28		2,084	2,298,027
5.88%, 02/01/29		1,245	1,389,731
5.25%, 06/15/49		3,500	3,658,050
MEDNAX, Inc.(a):
5.25%, 12/01/23		323	322,441
6.25%, 01/15/27		1,749	1,733,290
Molina Healthcare, Inc., 5.38%, 11/15/22		395	412,408
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		635	615,925
NVA Holdings, Inc., 6.88%, 04/01/26(a)		439	469,730
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(l)		1,621	1,499,117
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		1,977	2,104,912
Surgery Center Holdings, Inc., 10.00%, 04/15/27(a)		444	438,450
Tenet Healthcare Corp.:
6.00%, 10/01/20		4,102	4,219,932
8.13%, 04/01/22		2,108	2,252,925
4.63%, 07/15/24		1,145	1,164,465
6.25%, 02/01/27(a)		1,395	1,448,010
UnitedHealth Group, Inc., 6.88%, 02/15/38(d)		10,000	14,465,968
WellCare Health Plans, Inc.:
5.25%, 04/01/25		776	805,263
5.38%, 08/15/26(a)		757	800,626

			62,427,496

Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		650	651,430
IQVIA, Inc.(a):
5.00%, 10/15/26		554	578,930
5.00%, 05/15/27		1,192	1,242,517

			2,472,877

Hotels, Restaurants & Leisure — 2.1%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24		1,707	1,744,588
5.00%, 10/15/25		3,039	3,099,780
Boyd Gaming Corp., 6.00%, 08/15/26		330	344,850
Cedar Fair LP, 5.25%, 07/15/29(a)		710	734,850
Churchill Downs, Inc.(a):
5.50%, 04/01/27		1,493	1,564,384
4.75%, 01/15/28		459	459,574
Eldorado Resorts, Inc., 6.00%, 09/15/26		277	299,055

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
ESH Hospitality, Inc., 5.25%, 05/01/25(a)	USD	709	$729,384
Golden Nugget, Inc., 6.75%, 10/15/24(a)		1,562	1,607,892
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,133	1,147,389
5.13%, 05/01/26		1,492	1,549,979
4.88%, 01/15/30(a)		1,920	1,972,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		123	127,459
IRB Holding Corp., 6.75%, 02/15/26(a)		156	155,220
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.00%, 06/01/24		600	619,500
5.25%, 06/01/26		650	674,830
4.75%, 06/01/27		817	836,404
MGM Resorts International:
6.63%, 12/15/21		4,552	4,928,041
7.75%, 03/15/22		504	563,069
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		594	607,418
5.25%, 11/15/23		434	445,510
Scientific Games International, Inc.(a):
5.00%, 10/15/25		1,300	1,329,250
8.25%, 03/15/26		3,430	3,671,060
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		289	295,502
Station Casinos LLC, 5.00%, 10/01/25(a)		662	674,578
Wyndham Destinations, Inc.:
5.40%, 04/01/24		883	929,357
5.75%, 04/01/27		308	327,635
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		453	471,686

			31,911,044

Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(a)		1,314	1,327,298
Lennar Corp.:
2.95%, 11/29/20		520	520,000
8.38%, 01/15/21		3,015	3,233,587
4.75%, 11/15/22		1,805	1,868,391
4.88%, 12/15/23		466	490,465
5.25%, 06/01/26		890	945,803
Newell Brands, Inc.:
4.00%, 12/01/24		3,000	3,000,985
4.20%, 04/01/26		955	955,743

			12,342,272

Security	Par (000)		Value

Household Products — 0.2%
Energizer Holdings, Inc.(a):
6.38%, 07/15/26	USD	222	$231,435
7.75%, 01/15/27		631	685,083
Spectrum Brands, Inc.:
6.63%, 11/15/22		555	566,100
6.13%, 12/15/24		231	239,085
5.75%, 07/15/25		1,002	1,038,022

			2,759,725

Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.:
6.00%, 01/15/22(a)		1,858	1,871,935
5.38%, 01/15/23		2,283	2,275,808
5.88%, 01/15/24(a)		628	642,130
5.75%, 01/15/25(d)		674	670,428
5.25%, 06/01/26(a)		1,741	1,758,445
Clearway Energy Operating LLC:
5.38%, 08/15/24		457	468,996
5.75%, 10/15/25(a)		653	677,292
NRG Energy, Inc.:
6.63%, 01/15/27		3,042	3,243,350
5.75%, 01/15/28		808	860,520
5.25%, 06/15/29(a)		1,384	1,460,120

			13,929,024

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		862	892,170
Vertiv Group Corp., 9.25%, 10/15/24(a)		989	932,133

			1,824,303

Insurance — 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(a)		1,782	1,822,095
American International Group, Inc., 6.40%, 12/15/20(d)		8,710	9,174,394
Aon Corp., 5.00%, 09/30/20(d)		7,700	7,925,307
Aon PLC, 4.25%, 12/12/42(d)		6,500	6,667,583
Global Atlantic Fin Co., 8.63%, 04/15/21(a)		3,400	3,684,806
HUB International Ltd., 7.00%, 05/01/26(a)		2,025	2,059,162
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		552	573,390
9.13%, 07/15/26		262	274,445
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(a)(d)		12,000	16,279,458

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Progressive Corp., Series B, 5.38%(b)(g)	USD	5,000	$5,156,250

			53,616,890

Interactive Media & Services — 0.8%
Booking Holdings, Inc., 3.55%, 03/15/28		3,375	3,556,942
Equinix, Inc., 5.88%, 01/15/26		1,169	1,241,712
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		695	723,669
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(d)		402	367,830
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		3,238	3,367,520
Symantec Corp., 5.00%, 04/15/25(a)		1,292	1,317,868
Uber Technologies, Inc.(a):
7.50%, 11/01/23(d)		794	839,655
8.00%, 11/01/26		468	494,910

			11,910,106

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 4.20%, 12/06/47		1,470	1,560,497

IT Services — 0.4%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)		637	566,930
Dun & Bradstreet Corp., 10.25%, 02/15/27(a)		59	63,425
Fidelity National Information Services, Inc., 5.00%, 10/15/25		538	605,871
First Data Corp., 5.75%, 01/15/24(a)		2,459	2,529,819
Gartner, Inc., 5.13%, 04/01/25(a)		399	410,471
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)		1,918	1,946,770
WEX, Inc., 4.75%, 02/01/23(a)		760	763,800

			6,887,086

Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(a)		746	784,247

Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 03/01/20(d)		12,000	12,229,218

Machinery — 0.2%
Colfax Corp.(a):
6.00%, 02/15/24		983	1,041,059
6.38%, 02/15/26		517	553,355
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)		878	891,170

Security	Par (000)		Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)	USD	1,464	$1,328,580

			3,814,164

Media — 10.2%
A&E Television Networks LLC, 3.11%, 08/22/19(e)		5,000	4,997,500
Altice Financing SA(a):
6.63%, 02/15/23		834	860,063
7.50%, 05/15/26		1,772	1,856,170
Altice France SA(a):
6.25%, 05/15/24		233	240,573
7.38%, 05/01/26		5,039	5,369,684
8.13%, 02/01/27		485	528,044
Altice Luxembourg SA(a):
7.75%, 05/15/22(d)		5,426	5,541,302
7.63%, 02/15/25		1,030	1,009,441
10.50%, 05/15/27		1,083	1,146,626
AMC Networks, Inc.:
4.75%, 12/15/22		685	689,932
4.75%, 08/01/25		1,104	1,123,320
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
4.00%, 03/01/23		1,216	1,222,080
5.13%, 05/01/27		4,505	4,645,781
5.00%, 02/01/28		357	366,389
5.38%, 06/01/29		2,616	2,710,830
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35		479	565,343
6.48%, 10/23/45(d)		9,584	11,314,389
5.38%, 05/01/47		1,500	1,578,985
6.83%, 10/23/55		3,540	4,302,155
Cinemark USA, Inc., 5.13%, 12/15/22		349	354,172
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		2,758	2,813,712
9.25%, 02/15/24(a)		4,702	5,039,622
Series B, 6.50%, 11/15/22(d)		7,431	7,587,051
Comcast Corp., 4.95%, 10/15/58		3,795	4,611,739
Cox Communications, Inc.(a):
8.38%, 03/01/39		5,000	7,064,301
4.60%, 08/15/47		625	653,284
CSC Holdings LLC:
5.38%, 07/15/23(a)		2,432	2,494,259
5.25%, 06/01/24		1,061	1,107,419
7.75%, 07/15/25(a)		4,129	4,438,675
6.63%, 10/15/25(a)		1,072	1,139,000
10.88%, 10/15/25(a)		620	706,223
5.50%, 05/15/26(a)		1,041	1,087,845
5.38%, 02/01/28(a)		800	834,000

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
7.50%, 04/01/28(a)	USD	877	$965,796
6.50%, 02/01/29(a)		591	651,578
5.75%, 01/15/30(a)		1,165	1,182,475
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(a)		489	499,391
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(h)		2,028	2,060,955
Discovery Communications LLC:
3.95%, 03/20/28(d)		8,515	8,789,961
4.88%, 04/01/43		4,000	4,049,894
DISH DBS Corp.:
5.88%, 07/15/22		1,732	1,750,654
5.88%, 11/15/24		164	152,523
Gray Television, Inc., 7.00%, 05/15/27(a)		554	605,938
Hughes Satellite Systems Corp., 5.25%, 08/01/26		391	414,265
iHeartCommunications, Inc., 6.38%, 05/01/26		370	392,995
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		154	141,873
8.50%, 10/15/24(a)		1,132	1,129,283
9.75%, 07/15/25(a)		2,711	2,802,496
Interpublic Group of Cos., Inc.:
3.75%, 02/15/23(d)		6,025	6,302,980
5.40%, 10/01/48		2,215	2,534,342
Lamar Media Corp., 5.75%, 02/01/26		282	297,425
MDC Partners, Inc., 6.50%, 05/01/24(a)		447	403,418
Meredith Corp., 6.88%, 02/01/26		396	419,760
Nexstar Escrow, Inc., 5.63%, 07/15/27(a)		486	504,833
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24		126	129,465
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		105	105,525
Scripps Escrow, Inc., 5.88%, 07/15/27(a)		384	387,913
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24		182	187,333
5.00%, 08/01/27		597	614,910
5.50%, 07/01/29		1,282	1,341,292
TEGNA, Inc., 5.50%, 09/15/24(a)		351	361,969
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		1,000	1,012,000
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	4,120,537
Tribune Media Co., 5.88%, 07/15/22		1,308	1,329,582
Univision Communications, Inc., 5.13%, 05/15/23(a)		750	744,600
UPCB Finance IV Ltd., 5.38%, 01/15/25(a)		420	430,500

Security	Par (000)		Value

Media (continued)
Viacom, Inc., 5.85%, 09/01/43	USD	1,300	$1,546,419
Videotron Ltd., 5.13%, 04/15/27(a)		1,099	1,151,202
Virgin Media Secured Finance PLC(a):
5.50%, 08/15/26		487	508,915
5.50%, 05/15/29		504	516,348
Walt Disney Co., 6.15%, 03/01/37(a)(d)		9,575	13,076,473
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		955	968,370
Ziggo BV, 5.50%, 01/15/27(a)		972	995,085

			155,581,182

Metals & Mining — 2.4%
Alcoa Nederland Holding BV(a):
7.00%, 09/30/26		291	311,734
6.13%, 05/15/28		236	248,095
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22		5,000	5,243,750
Commercial Metals Co., 4.88%, 05/15/23		2,194	2,248,850
Constellium SE:
4.63%, 05/15/21	EUR	490	543,786
6.63%, 03/01/25(a)	USD	609	637,928
5.88%, 02/15/26(a)		1,451	1,505,412
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		500	509,375
3.55%, 03/01/22		221	221,568
3.88%, 03/15/23		6,265	6,278,783
5.40%, 11/14/34		2,250	2,171,250
5.45%, 03/15/43		4,252	3,944,580
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		817	782,278
Novelis Corp.(a):
6.25%, 08/15/24		2,381	2,494,145
5.88%, 09/30/26		1,876	1,944,005
Southern Copper Corp., 5.88%, 04/23/45		3,870	4,620,780
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,107,763
5.25%, 04/15/23		309	315,180
5.50%, 10/01/24		240	247,730
4.13%, 09/15/25		639	641,626
5.00%, 12/15/26		35	36,575

			36,055,193

Oil, Gas & Consumable Fuels — 16.2%
Aker BP ASA(a):
4.75%, 06/15/24		1,169	1,204,070
5.88%, 03/31/25		570	599,925
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		492	485,850
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		105	100,275

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co., Series WI, 6.38%, 07/01/26	USD	10	$9,750
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		6	5,892
8.25%, 07/15/25		817	817,000
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,916	2,179,488
5.88%, 03/31/25		202	222,220
5.13%, 06/30/27		3,310	3,603,431
Cheniere Energy Partners LP, 5.63%, 10/01/26		596	630,270
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,182	1,182,000
4.88%, 04/15/22		3,235	2,971,145
5.75%, 03/15/23		85	73,100
7.00%, 10/01/24(d)		698	570,615
8.00%, 06/15/27		70	56,000
CNX Resources Corp., 5.88%, 04/15/22		5,500	5,240,675
Concho Resources, Inc., 4.88%, 10/01/47		3,815	4,209,735
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		328	347,680
Continental Resources, Inc., 4.90%, 06/01/44		3,500	3,643,251
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		382	267,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)		1,025	1,014,852
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		2,479	2,441,815
DCP Midstream Operating LP:
5.38%, 07/15/25		120	127,352
5.13%, 05/15/29		944	972,320
6.45%, 11/03/36(a)		247	261,820
6.75%, 09/15/37(a)		1,527	1,628,164
Denbury Resources, Inc., 9.25%, 03/31/22(a)		1,134	995,085
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,718,678
eG Global Finance PLC, 6.75%, 02/07/25(a)		906	909,397
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		2,345	2,665,925
Enbridge, Inc., 6.25%, 03/01/78(f)		5,000	5,203,550
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		1,978	2,047,230
5.75%, 01/30/28		369	391,140
Energy Transfer Operating LP:
7.50%, 10/15/20		598	631,550
5.20%, 02/01/22(d)		10,200	10,793,891
4.25%, 03/15/23		553	576,676

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.88%, 01/15/24	USD	3,366	$3,738,362
5.50%, 06/01/27		406	454,885
6.13%, 12/15/45		3,579	4,107,474
EnLink Midstream LLC, 5.38%, 06/01/29		188	193,819
EnLink Midstream Partners LP:
4.40%, 04/01/24		613	623,145
4.15%, 06/01/25		66	65,010
4.85%, 07/15/26		70	71,050
5.60%, 04/01/44		885	765,525
5.05%, 04/01/45		774	650,160
5.45%, 06/01/47		301	256,603
Enterprise Products Operating LLC:
4.90%, 05/15/46(d)		5,375	6,043,789
Series E, 5.25%, 08/16/77(b)		4,800	4,737,408
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		416	338,000
5.63%, 02/01/26		1,048	773,445
Hess Corp., 5.80%, 04/01/47		5,000	5,488,255
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		515	535,439
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		838	706,015
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20(d)		5,075	5,205,850
6.85%, 02/15/20(d)		12,000	12,261,427
4.25%, 09/01/24		2,170	2,304,112
5.40%, 09/01/44		3,615	4,006,372
Kinder Morgan, Inc.:
7.80%, 08/01/31		197	265,935
7.75%, 01/15/32		4,586	6,292,407
Marathon Petroleum Corp.:
4.75%, 12/15/23		1,230	1,332,268
5.13%, 12/15/26		937	1,036,380
Matador Resources Co., 5.88%, 09/15/26		924	912,903
MEG Energy Corp., 6.50%, 01/15/25(a)		2,343	2,343,000
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(a)		3,500	3,516,269
MPLX LP:
4.13%, 03/01/27		825	859,391
5.20%, 03/01/47		3,500	3,752,289
4.70%, 04/15/48(d)		5,000	5,053,724
5.50%, 02/15/49		2,640	2,950,993
Murphy Oil Corp.:
5.75%, 08/15/25		364	373,100
5.63%, 12/01/42		422	377,690
Nabors Industries, Inc., 4.63%, 09/15/21		1,044	1,023,120
Nexen, Inc., 6.40%, 05/15/37		2,000	2,663,750

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC(a):
4.88%, 08/15/27	USD	1,709	$1,832,902
7.77%, 12/15/37		1,117	1,467,459
Noble Energy, Inc., 5.05%, 11/15/44		3,500	3,734,878
Noble Holding International Ltd.:
7.75%, 01/15/24(d)		157	122,068
7.88%, 02/01/26(a)		1,482	1,263,405
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 8.50%, 05/15/23(l)		556	570,611
NuStar Logistics LP, 6.00%, 06/01/26		373	393,515
Oasis Petroleum, Inc.:
6.88%, 03/15/22		32	31,851
6.88%, 01/15/23		609	599,104
Pacific Drilling SA, 8.38%, 10/01/23(a)		2,003	1,950,421
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		228	236,265
5.25%, 08/15/25		598	602,485
5.63%, 10/15/27		1,160	1,197,700
Petroleos Mexicanos:
3.50%, 01/30/23(d)		5,000	4,765,050
4.63%, 09/21/23		3,965	3,896,356
4.88%, 01/18/24(d)		2,000	1,963,800
Plains All American Pipeline LP, Series B, 6.13%(b)(g)		2,215	2,136,279
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 06/15/44		1,498	1,454,265
4.90%, 02/15/45		2,102	2,117,508
QEP Resources, Inc.:
6.88%, 03/01/21		133	133,000
5.38%, 10/01/22		1,725	1,599,937
5.63%, 03/01/26		319	272,751
Range Resources Corp.:
5.00%, 08/15/22		94	86,452
4.88%, 05/15/25(d)		193	162,120
Rockies Express Pipeline LLC(a):
5.63%, 04/15/20		295	301,900
6.88%, 04/15/40		580	643,394
Rowan Cos., Inc., 4.88%, 06/01/22		1,705	1,560,075
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		405	419,390
5.63%, 04/15/23(d)		10,510	11,418,660
5.75%, 05/15/24		2,575	2,856,632
5.88%, 06/30/26		1,481	1,688,725
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		14	13,335
SM Energy Co.:
6.13%, 11/15/22		44	43,010
5.00%, 01/15/24		64	58,720
5.63%, 06/01/25(d)		138	119,715
6.75%, 09/15/26		177	159,300

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.:
6.20%, 01/23/25	USD	725	$625,313
7.75%, 10/01/27		22	19,250
SRC Energy, Inc., 6.25%, 12/01/25		135	117,450
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		317	334,039
Series WI, 4.88%, 01/15/23		672	683,558
Series WI, 5.88%, 03/15/28		317	328,095
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
5.50%, 09/15/24		284	287,550
5.50%, 01/15/28		1,059	1,050,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.75%, 03/15/24		184	190,440
5.13%, 02/01/25		136	140,080
5.88%, 04/15/26		669	706,431
5.38%, 02/01/27		39	40,560
6.50%, 07/15/27(a)		770	838,353
5.00%, 01/15/28		781	791,739
6.88%, 01/15/29(a)		2,255	2,486,588
TransCanada PipeLines Ltd.:
4.88%, 01/15/26(d)		4,485	4,992,349
4.88%, 05/15/48		4,000	4,509,997
TransCanada Trust(3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(f)		2,755	2,820,569
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		727	748,506
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)		1,249	1,333,332
Transocean Sentry Ltd., 5.38%, 05/15/23(a)		668	669,670
Transocean, Inc.(a):
9.00%, 07/15/23		1,583	1,665,648
7.25%, 11/01/25		635	596,900
7.50%, 01/15/26		819	776,003
Valaris PLC, 5.75%, 10/01/44		512	291,840
Western Midstream Operating LP, 5.38%, 06/01/21		5,125	5,287,281
Whiting Petroleum Corp., 6.63%, 01/15/26		48	45,240
Williams Cos., Inc.:
3.70%, 01/15/23		2,245	2,318,129
4.55%, 06/24/24		527	565,630
8.75%, 03/15/32		2,478	3,535,736
5.10%, 09/15/45(d)		5,075	5,528,894
WPX Energy, Inc.:
6.00%, 01/15/22		72	74,610
8.25%, 08/01/23		811	912,375
5.25%, 09/15/24		22	22,110
5.75%, 06/01/26		428	439,770

			247,526,394

13

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Paper & Forest Products — 1.8%
International Paper Co.(d):
7.50%, 08/15/21	USD	7,209	$7,913,817
8.70%, 06/15/38		4,000	5,775,554
7.30%, 11/15/39		10,000	13,171,922

			26,861,293

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(a)		266	256,025

Pharmaceuticals — 4.6%
Abbott Laboratories, 4.90%, 11/30/46(d)		5,500	6,840,846
AbbVie, Inc., 4.70%, 05/14/45		3,255	3,306,254
Allergan Funding SCS, 4.75%, 03/15/45(d)		5,485	5,655,382
Allergan Sales LLC, 5.00%, 12/15/21(a)(d)		1,631	1,710,659
Allergan, Inc., 2.80%, 03/15/23		3,000	3,001,135
Bausch Health Americas, Inc.(a):
8.50%, 01/31/27		1,804	1,986,835
9.25%, 04/01/26		176	197,120
Bausch Health Cos., Inc.(a):
5.50%, 03/01/23		2,365	2,378,315
5.88%, 05/15/23		1,153	1,161,302
7.00%, 03/15/24		1,303	1,374,665
6.13%, 04/15/25		152	156,370
5.50%, 11/01/25		2,416	2,512,640
9.00%, 12/15/25		1,684	1,886,737
5.75%, 08/15/27		326	343,115
7.00%, 01/15/28		1,175	1,217,594
7.25%, 05/30/29		1,242	1,290,910
Bayer US Finance II LLC, 4.88%, 06/25/48(a)(d)		7,500	7,729,358
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)		603	619,583
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		806	852,345
CVS Health Corp.:
4.75%, 12/01/22		289	306,450
5.00%, 12/01/24		183	198,859
5.13%, 07/20/45		3,879	4,206,237
5.05%, 03/25/48(d)		8,205	8,893,146
Eagle Holding Co. II LLC, (7.75% Cash), 7.75%, 05/15/22(a)(l)		784	790,860
Elanco Animal Health, Inc., 4.90%, 08/28/28		447	495,172
Merck & Co., Inc., 6.50%, 12/01/33(d)		6,420	9,020,120

Security		Par (000)	Value

Pharmaceuticals (continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	USD	1,643	$1,491,022
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(a)		297	309,623

			69,932,654

Real Estate Management & Development — 0.3%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		460	470,350
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)(d)		4,485	4,532,582

			5,002,932

Road & Rail — 1.4%
Herc Holdings, Inc., 5.50%, 07/15/27(a)		883	884,104
Hertz Corp., 7.63%, 06/01/22(a)		977	1,012,778
Norfolk Southern Corp., 6.00%, 03/15/05(d)		12,700	16,080,834
United Rentals North America, Inc.:
4.63%, 07/15/23		1,616	1,651,907
5.88%, 09/15/26		400	425,500
5.25%, 01/15/30		716	732,418

			20,787,541

Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(d)		7,500	7,336,479
Lam Research Corp., 4.88%, 03/15/49		875	995,711
NXP BV/NXP Funding LLC, 4.63%, 06/15/22(a)		490	512,470
QUALCOMM, Inc.:
3.25%, 05/20/27(d)		2,500	2,558,866
4.30%, 05/20/47		3,500	3,753,378
Sensata Technologies BV(a):
5.63%, 11/01/24		695	748,862
5.00%, 10/01/25		772	812,515

			16,718,281

Software — 1.2%
CDK Global, Inc.:
5.88%, 06/15/26		378	402,098
4.88%, 06/01/27		1,041	1,076,238
5.25%, 05/15/29(a)		423	438,863
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)		2,842	3,101,332
Infor US, Inc., 6.50%, 05/15/22		8,723	8,875,652
Informatica LLC, 7.13%, 07/15/23(a)		1,599	1,628,981
Nuance Communications, Inc., 6.00%, 07/01/24		31	32,163

14

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
PTC, Inc., 6.00%, 05/15/24	USD	313	$327,476
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		2,176	2,330,387
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		480	496,200

			18,709,390

Specialty Retail — 0.5%
IAA, Inc., 5.50%, 06/15/27(a)		1,054	1,102,089
L Brands, Inc., 6.88%, 11/01/35(d)		1,119	995,910
Penske Automotive Group, Inc., 5.50%, 05/15/26		1,160	1,200,600
PetSmart, Inc., 5.88%, 06/01/25(a)		2,140	2,115,604
Staples, Inc., 7.50%, 04/15/26(a)		2,426	2,480,585

			7,894,788

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(a):
5.88%, 06/15/21		615	625,629
7.13%, 06/15/24		1,800	1,903,506
8.35%, 07/15/46		2,355	3,002,634
Western Digital Corp., 4.75%, 02/15/26		1,104	1,091,580

			6,623,349

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 05/01/25		699	725,213
William Carter Co., 5.63%, 03/15/27(a)		365	383,250

			1,108,463

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22		480	492,000
5.25%, 10/01/25		268	274,700

			766,700

Tobacco — 2.1%
Altria Group, Inc., 10.20%, 02/06/39(d)		13,392	21,113,020
BAT Capital Corp., 4.54%, 08/15/47(d)		8,000	7,574,811
Reynolds American, Inc.:
4.85%, 09/15/23		1,120	1,206,098
5.85%, 08/15/45		2,335	2,560,536

			32,454,465

Trading Companies & Distributors — 0.1%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1(a):
Class A, 5.25%, 05/30/25		1,415	1,454,914
Class B, 6.13%, 11/30/21		384	386,563

			1,841,477

Security		Par (000)	Value

Transportation Infrastructure — 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 07/11/22(a)(d)	USD	10,500	$11,141,346

Utilities — 0.1%
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		70	73,325
5.63%, 02/15/27		812	856,660
5.00%, 07/31/27		436	446,355

			1,376,340

Wireless Telecommunication Services — 1.8%
Crown Castle International Corp.:
4.88%, 04/15/22		2,500	2,647,734
3.65%, 09/01/27(d)		8,000	8,280,613
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		129	136,740
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(a)		635	598,488
SBA Communications Corp.:
4.00%, 10/01/22		1,045	1,059,369
4.88%, 09/01/24		2,995	3,080,717
Sprint Capital Corp.:
6.88%, 11/15/28		664	730,400
8.75%, 03/15/32		558	692,617
Sprint Corp.:
7.88%, 09/15/23		1,725	1,923,375
7.13%, 06/15/24		2,914	3,190,830
7.63%, 02/15/25		36	39,871
7.63%, 03/01/26		2,029	2,267,468
T-Mobile USA, Inc.:
6.50%, 01/15/26		960	1,022,112
4.50%, 02/01/26		645	657,094
4.75%, 02/01/28		1,323	1,359,382

			27,686,810

Total Corporate Bonds — 105.6% (Cost — $1,493,148,649)			1,607,958,426

Foreign Agency Obligations — 2.1%
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	6,755,414
Colombia Government International Bond, 5.63%, 02/26/44		4,000	4,786,250
Indonesia Government International Bond, 5.88%, 01/15/24(a)		4,400	4,966,500

15

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Mexico Government International Bond:
4.75%, 03/08/44	USD	5,800	$6,008,437
4.60%, 02/10/48		5,000	5,087,500
Uruguay Government International Bond, 5.10%, 06/18/50		3,500	4,008,594

Total Foreign Agency Obligations — 2.1% (Cost — $28,609,587)			31,612,695

Municipal Bonds — 1.2%
Chicago O’Hare International Airport, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 01/01/38		5,000	5,085,600
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	12,961,500

Total Municipal Bonds — 1.2% (Cost — $14,837,995)			18,047,100

Preferred Securities — 24.1%

Capital Trusts — 21.8%

Banks — 6.7%
Barclays PLC, 8.00%(b)(g)		4,500	4,726,350
BNP Paribas SA(a)(f)(g):
7.20%		5,000	5,478,100
7.38%		4,535	5,022,512
Capital One Financial Corp., Series E, 5.55%(f)(g)		5,000	5,062,500
CIT Group, Inc., Series A, 5.80%(f)(g)		3,000	3,052,500
Citigroup, Inc., 5.90%(f)(g)		2,210	2,311,815
Credit Suisse Group AG(a)(f)(g):
6.25%		7,255	7,640,415
7.50%		3,250	3,584,750
HSBC Capital Funding LP, 10.18%(a)(d)(f)(g)		11,835	18,943,338
Lloyds Banking Group PLC, 7.50%(b)(g)		8,285	8,674,395
Macquarie Bank Ltd., 6.13%(a)(f)(g)		1,885	1,874,406
Nordea Bank AB, 6.13%(a)(f)(g)		5,540	5,706,200
U.S. Bancorp, Series J, 5.30%(d)(f)(g)		10,415	10,974,806
Wells Fargo & Co.,(f)(g):
Series K, 6.18%		809	814,056
Series Q, 5.85%		551	14,412,090
Series S, 5.90%		281	298,211
Series U, 5.88%		2,655	2,907,225

			101,483,669

Security		Par (000)	Value

Capital Markets — 2.6%
Charles Schwab Corp., Series E, 4.63%(d)(f)(g)	USD	6,805	$6,822,013
Goldman Sachs Group, Inc., Series L, 6.43%(f)(g)		2,156	2,161,390
Morgan Stanley, Series H, 5.91%(f)(g)		8,675	8,696,687
State Street Corp.:
3.41%, 06/01/77(c)		17,845	13,829,875
Series D, 5.90%(f)(g)		220	5,920,291
Series F, 5.25%(f)(g)		1,855	1,895,884

			39,326,140

Commercial Services & Supplies — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45(a)(f)		5,000	5,300,000

Consumer Finance — 0.3%
American Express Co., Series C, 4.90%(f)(g)		4,510	4,535,752

Diversified Financial Services — 5.7%
Bank of America Corp.,(f)(g):
Series AA, 6.10%		8,630	9,417,919
Series U, 5.20%(d)		5,785	5,915,162
Barclays PLC, 6.63%(f)(g)		3,135	3,133,432
BNP Paribas SA, 6.75%(a)(f)(g)		5,000	5,225,000
Credit Agricole SA, 8.13%(a)(f)(g)		5,000	5,793,750
Credit Suisse Group AG, 7.50%(a)(f)(g)		1,865	1,981,563
HSBC Holdings PLC(f)(g):
6.00%		1,550	1,559,688
6.50%		2,615	2,726,138
JPMorgan Chase & Co.:
8.75%, 09/01/30		2,000	2,841,013
Series 1, 5.74%(f)(g)		2,618	2,631,090
Series Q, 5.15%(f)(g)		4,000	4,079,280
Series R, 6.00%(d)(f)(g)		14,130	14,871,825
Series S, 6.75%(d)(f)(g)		9,775	10,842,381
Royal Bank of Scotland Group PLC(f)(g):
8.00%		970	1,039,113
8.63%		5,135	5,462,356
Societe Generale SA, 7.38%(a)(f)(g)		1,980	2,061,675

16

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
UBS Group Funding Switzerland AG, 7.00%(a)(b)(g)	USD	7,500	$7,912,500

			87,493,885

Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 4.99%, 03/30/67(f)		8,300	7,523,950

Insurance — 2.8%
ACE Capital Trust II, 9.70%, 04/01/30(d)		7,000	10,150,000
Allstate Corp., Series B, 5.75%, 08/15/53(f)		5,000	5,300,000
American International Group, Inc., 8.18%, 05/15/68(f)		3,755	5,029,823
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27		5,000	5,682,185
Farmers Exchange Capital II, 6.15%, 11/01/53(a)(f)		4,890	5,732,534
MetLife, Inc., 6.40%, 12/15/66		5,000	5,797,700
Principal Financial Group, Inc., 4.70%, 05/15/55(f)		5,000	4,972,500

			42,664,742

Media — 0.1%
Viacom, Inc., 5.88%, 02/28/57(f)		2,111	2,184,885

Oil, Gas & Consumable Fuels — 0.9%
Enbridge, Inc., Series 16-A, 6.00%, 01/15/77(f)		5,880	6,085,800
Energy Transfer Partners LP, Series B, 6.63%(b)(g)		5,000	4,750,000
Enterprise Products Operating LLC, 5.30%, 06/01/67(f)		2,500	2,325,000

			13,160,800

Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55(f)		6,125	6,730,058

Wireless Telecommunication Services — 1.4%
Centaur Funding Corp., 9.08%, 04/21/20(a)		15	15,975,865
Vodafone Group PLC, 7.00%, 04/04/79(b)		4,745	5,198,741

			21,174,606

Total Capital Trusts — 21.8% (Cost — $315,766,306)			331,578,487

		Shares	Value

Preferred Stocks — 1.8%

Banks — 0.9%
Citigroup, Inc., Series K, 6.88%(f)(g)		488,320	$13,917,120

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series J, 5.50%(f)(g)		162,450	4,235,071

Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%		90,000	2,344,500

Equity Real Estate Investment Trusts (REITs) — 0.1%
Vornado Realty Trust, Series K, 5.70%(g)		50,000	1,269,500

Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25%(a)(g)		5,600,000	5,754,000

Total Preferred Stocks — 1.8% (Cost — $25,436,903)			27,520,191

Trust Preferred

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.30%, 2/15/40(f)		300,141	7,911,717

Total Trust Preferreds — 0.5% (Cost — $7,299,341)			7,911,717

Total Preferred Securities — 24.1% (Cost — $348,502,550)			367,010,395

		Par (000)

U.S. Government Sponsored Agency Securities — 0.2%

Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19(d)(m)	USD	3,945	3,928,246

Total U.S. Government Sponsored Agency Securities — 0.2% (Cost — $3,914,213)			3,928,246

Total Long-Term Investments — 140.7% (Cost — $2,007,211,305)			2,143,683,783

17

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(n)(o)	39,485,382	$39,485,382

Total Short-Term Securities — 2.6% (Cost — $39,485,382)		39,485,382

Options Purchased — 0.0% (Cost — $1,208,396)		615,497

Total Investments Before Options Written — 143.3% (Cost — $2,047,905,083)		2,183,784,662

Options Written — (0.0)% (Premiums Received — $160,602)		(225,629)

Total Investments, Net of Options Written — 143.3% (Cost — $2,047,744,481)		2,183,559,033

Liabilities in Excess of Other Assets — (43.3)%		(659,670,153)

Net Assets — 100.0%		$1,523,888,880

18

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security with no stated maturity date.
(h)	When-issued security.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Zero-coupon bond.
(n)	Annualized 7-day yield as of period end.
(o)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,903,560	31,581,822	39,485,382	$39,485,382	$225,150	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

USD	United States Dollar

Portfolio Abbreviations

ARB	Airport Revenue Bonds

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

FNMA	Federal National Mortgage Association

OTC	Over-the-Counter

PIK	Payment-In-Kind

RB	Revenue Bonds

REIT	Real Estate Investment Trust

19

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.79%	09/14/18	Open	$6,747,300	$6,909,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	4,440,150	4,546,648	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	10,290,000	10,536,809	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	12,480,000	12,779,336	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	14,340,000	14,683,949	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	5,573,125	5,706,798	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	5,555,000	5,688,238	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	11,730,000	12,011,347	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	1,835,000	1,879,013	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	10,375,000	10,623,847	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/14/18	Open	11,880,000	12,164,945	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/20/18	Open	6,656,250	6,814,171	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	09/28/18	Open	7,120,000	7,285,115	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	10/01/18	Open	4,535,781	4,638,819	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	10/01/18	Open	4,700,000	4,806,768	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	10/01/18	Open	4,337,500	4,436,034	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.95	10/26/18	Open	5,444,000	5,560,184	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	2.40	11/06/18	Open	7,080,000	7,137,820	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.40	11/06/18	Open	4,200,387	4,270,018	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	11/30/18	Open	5,925,000	6,036,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	5,605,500	5,704,889	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,984,000	4,054,639	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	8,800,000	8,956,029	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	13,800,000	14,044,682	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,946,800	4,016,779	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,736,100	7,873,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	5,260,000	5,353,263	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,488,250	7,621,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	6,636,000	6,753,660	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	2,162,500	2,200,842	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,575,000	4,656,117	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,912,500	4,999,601	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	8,862,425	9,019,561	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,520,187	3,582,602	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	2,775,000	2,824,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	4,975,000	5,063,210	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,040,000	7,164,823	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,294,000	3,352,404	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	5,508,750	5,606,423	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	16,629,750	16,924,605	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	6,930,000	7,052,873	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	7,676,875	7,812,990	Corporate Bonds	Open/Demand

20

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.79%	12/13/18	Open	$3,211,062	$3,267,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	3,810,000	3,877,553	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/13/18	Open	19,016,640	19,353,816	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	12/14/18	Open	265,320	268,020	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	12/14/18	Open	1,011,565	1,014,002	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	13,125,000	13,343,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	13,781,250	14,010,459	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	9,506,188	9,664,294	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	12,858,300	13,072,159	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	15,784,931	16,047,465	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	10,632,619	10,809,460	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	12/14/18	Open	9,048,031	9,198,518	Capital Trusts	Open/Demand
RBC Capital Markets LLC	2.79	12/14/18	Open	2,530,000	2,574,858	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.25	12/17/18	Open	163,905	164,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/17/18	Open	3,577,650	3,640,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/17/18	Open	3,421,875	3,481,808	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	12/18/18	Open	2,522,685	2,560,651	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	2,957,656	3,007,575	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/21/18	Open	608,730	612,788	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.85	12/21/18	Open	87,435	88,169	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/21/18	Open	4,085,925	4,156,540	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/21/18	Open	14,240,000	14,486,103	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/21/18	Open	12,525,000	12,741,463	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	12/31/18	Open	6,015,000	6,114,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/08/19	Open	4,577,381	4,611,044	Capital Trusts	Open/Demand
RBC Capital Markets LLC	2.79	01/09/19	Open	7,897,312	8,021,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.30	01/16/19	Open	235,262	237,508	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.50	02/12/19	Open	755,284	764,148	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.30	02/13/19	Open	287,180	289,544	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/13/19	Open	5,548,125	5,619,750	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/13/19	Open	903,750	915,417	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	02/14/19	Open	1,540,000	1,560,051	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/28/19	Open	5,580,000	5,645,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	03/08/19	Open	5,257,500	5,316,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	05/10/19	Open	4,500,000	4,530,500	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	05/15/19	Open	5,493,754	5,526,964	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	05/20/19	Open	544,440	547,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	05/31/19	Open	8,550,000	8,594,911	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.17	06/20/19	Open	95,181	95,308	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.95	06/27/19	Open	5,880,000	5,896,864	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.05	06/28/19	Open	6,074,843	6,092,341	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	07/10/19	Open	4,984,494	4,992,871	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	07/10/19	Open	6,731,250	6,742,562	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.79	07/12/19	Open	737,580	738,723	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	07/16/19	Open	1,633,039	1,634,740	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	07/16/19	Open	3,252,200	3,255,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	07/16/19	Open	564,415	565,003	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	743,945	744,735	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	659,181	659,882	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	1,576,822	1,578,498	Corporate Bonds	Open/Demand

21

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.60%	07/16/19	Open	$918,979	$919,974	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	6,289,438	6,296,670	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	11,649,023	11,662,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	6,298,938	6,306,181	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	5,053,000	5,058,811	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	9,400,219	9,411,029	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	3,090,000	3,093,554	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	4,591,047	4,596,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	1,888,010	1,890,181	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	5,465,625	5,471,911	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	6,583,825	6,591,396	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	2,877,650	2,880,959	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	07/16/19	Open	17,440,469	17,460,525	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	07/16/19	Open	10,450,000	10,462,192	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	07/16/19	Open	10,250,000	10,261,958	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.82	07/16/19	Open	10,122,750	10,134,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.83	07/16/19	Open	9,667,275	9,678,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	07/16/19	Open	5,781,570	5,789,014	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/19	Open	3,925,275	3,929,179	U.S. Government Sponsored Agency Securities	Open/Demand
Citigroup Global Markets, Inc.	2.00	07/19/19	Open	120,006	120,073	Corporate Bonds	Open/Demand

				$668,615,934	$677,902,373

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Ultra Long U.S. Treasury Bond	308	09/19/19	$54,689	$1,632,230
Short Contracts 10-Year U.S. Treasury Note	1,061	09/19/19	135,195	59,255
10-Year U.S. Ultra Long Treasury	316	09/19/19	43,559	(707,474)
Long U.S. Treasury Bond	114	09/19/19	17,738	(480,533)

				(1,128,752)

				$503,478

22

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
10-Year Interest Rate Swap, 03/20/30	2.90%	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	Citibank N.A.	03/18/20	2.90%	USD	78,000	$60,542

OTC Credit Default Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
CDX.NA.HY.32.V1 5-Year Credit Defalut Swap, 08/23/24	52.50%	Quarterly	3-Month LIBOR, 2.27%	Quarterly	Morgan Stanley & Co. International PLC	08/21/19	52.50%	USD	196,480	$290,111
CDX.NA.HY.32.V1 5-Year Credit Defalut Swap, 08/23/24	106.50	Quarterly	3-Month LIBOR, 2.27%	Quarterly	JPMorgan Chase Bank N.A.	08/21/19	106.50	USD	58,090	264,844

										$554,955

OTC Credit Default Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
CDX.NA.HY.32.V1 5-Year Credit Defalut Swap, 08/23/24	3-Month LIBOR, 2.27%	Quarterly	57.50%	Quarterly	Morgan Stanley & Co. International PLC	08/21/19	57.50%	USD	196,480	$(138,037)
CDX.NA.HY.32.V1 5-Year Credit Defalut Swap, 08/23/24	3-Month LIBOR, 2.27%	Quarterly	105.00	Quarterly	JPMorgan Chase Bank N.A.	08/21/19	105.00	USD	58,090	(87,592)

										$(225,629)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.27%	Quarterly	1.79%	Semi-Annual	01/04/18	09/30/19	USD	100,370	$283,109	$40	$283,069

23

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/21	USD	1,920	$(32,513)	$10,690	$(43,203)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(19,558)	6,840	(26,398)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(160,870)	46,277	(207,147)

							$(212,941)	$63,807	$(276,748)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$115,126,921	$—	$115,126,921
Corporate Bonds	—	1,597,612,591	10,345,835	1,607,958426
Foreign Agency Obligations	—	31,612,695	—	31,612,695
Municipal Bonds	—	18,047,100	—	18,047,100
Preferred Securities	50,010,289	317,000,106	—	367,010,395
U.S. Government Sponsored Agency Securities	—	3,928,246	—	3,928,246
Short-Term Securities	39,485,382	—	—	39,485,382
Options Purchased
Credit contracts	—	554,955	—	554,955
Interest rate contracts	—	60,542	—	60,542

	$89,495,671	$2,083,943,156	$10,345,835	$2,183,784,662

24

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (a)
Assets:
Interest rate contracts	$1,691,485	$283,069	$—	$1,974,554
Liabilities:
Credit contracts	—	(276,748)	—	(276,748)
Interest rate contracts	(1,188,007)	(225,629)	—	(1,413,636)

	$503,478	$(219,308)	$—	$284,170

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $677,902,373 are categorized as Level 2 within the disclosure hierarchy.

25